EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Tables)	12 Months Ended
Dec. 31, 2015
EARNINGS PER UNIT AND CASH DISTRIBUTIONS [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The calculations of basic and diluted earnings per unit are presented below:

(in thousands of $ except unit and per unit data)	2015	2014	2013
Net income attributable to general partner and limited partner interests	162,136	174,154	141,296
Less: distributions paid (1)	(153,796)	(143,450)	(127,260)
Under distributed earnings	8,340	30,704	14,036
Under distributed earnings attributable to:
Common unitholders	3,235	13,347	6,649
Weighted average units outstanding (basic and diluted) (in thousands):
Common units	45,654	45,663	40,417
Earnings per unit (basic and diluted):
Common unitholders	2.38	2.47	2.31
Cash distributions declared and paid in the period per unit (2):	2.30	2.14	2.05
Subsequent event: Cash distributions declared and paid per unit relating to the period (3)	0.58	0.56	0.52
__________________________________________
(1)       This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the quarter end date. This also includes cash distributions to IDR holders for the years ended December 31, 2015, 2014 and 2013 of $8.7 million, $6.3 million and $4.9 million, respectively.
(2) Refers to cash distributions declared and paid during the period.
(3) Refers to cash distributions declared and paid subsequent to the period end.